Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014	Jun. 30, 2013
Document Documentand Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	CAR
Entity Registrant Name	AVIS BUDGET GROUP, INC.
Entity Central Index Key	0000723612
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		106,942,686
Entity Public Float			$ 3,061,255,984